BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Policies)	12 Months Ended
Dec. 31, 2021
BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Basis of preparation and measurement

4.1 - Basis of preparation and measurement

The preparation of the financial statements requires the use of certain critical accounting estimates and also the exercise of judgment by the Company’s Management in the process of applying the accounting practices of Eletrobras, which are presented in the respective explanatory notes. Those transactions, disclosures or balances that require a higher level of judgment, which are more complex and for which assumptions and estimates are significant, are disclosed in note 5.

The financial statements were prepared based on historical cost, except for certain financial instruments measured at fair values. The historical cost is generally based on the fair value of the consideration paid on the date of the transactions, and the fair value is the price that would be received for the sale of an asset or paid for the transfer of a liability in an organized transaction between market participants on the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.

Functional and presentation currency of the financial statements

4.2 - Functional and presentation currency of the financial statements

These financial statements are presented in Reais, which is Eletrobras’ functional currency. The financial statements are presented in thousands of reais, rounded to the nearest number, unless otherwise stated.

Basis of consolidation and investments in subsidiaries, joint ventures and associates

4.4- Basis of consolidation and investments in subsidiaries, jointly controlled and associated companies

The financial statements of subsidiaries and joint ventures, as well as affiliates, are recognized using the equity method and are initially recognized at cost and then adjusted for the purposes of recognition of results or other comprehensive income. For the consolidated financial statements, the subsidiaries are fully consolidated from the date on which control is held by the Company and consolidation is discontinued from the date on which the Company ceases to hold control.

When necessary, the financial statements of the subsidiaries, jointly controlled and associated companies are adjusted to adapt their accounting policies to those adopted by the Company.

Subsidiaries, jointly controlled companies and associates are substantially domiciled in Brazil.

a)	Subsidiaries

Control is determined when the entity is exposed or is entitled to variable returns arising from its involvement with another entity and can interfere in those returns due to the power it exercises.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All transactions, balances, revenues, costs and expenses between the Company’s subsidiaries are eliminated in the consolidated financial statements.

	12/31/2021		12/31/2020
	Participation		Participation
	Direct	Indirect	Direct	Indirect
Subsidiaries
Eletronuclear	99.95%	—	99.95%	—
CGT Eletrosul	99.89%	—	99.89%	—
Chesf	99.58%	—	99.58%	—
Furnas	99.56%	—	99.56%	—
Eletronorte	99.66%	—	99.66%	—
Eletropar	83.71%	—	83.71%	—
Brasil Ventos Energia S.A.	—	99.56%	—	99.56%
Transenergia Goiás S.A.	—	99.56%	—	99.44%
Amazonas GT (a)	—	—		99.48%
Livramento Holding S.A. (b)	—	78.00%	—	78.00%
Joint operations (consortia)
Consórcio Energético Cruzeiro do Sul	—	49.00%	—	49.00%

Complexo Eólico Pindaí I (c)
Angical 2 Energia S.A	—	—	—	99.96%
Caititu 2 Energia S.A.	—	—	—	99.96%
Caititu 3 Energia S.A.	—	—	—	99.96%
Carcará Energia S.A	—	—	—	99.96%
Corrupião 3 Energia S.A.	—	—	—	99.96%
Teiú 2 Energia S.A.	—	—	—	99.95%
Acauã Energia S.A	—	—	—	99.93%
Arapapá Energia S.A.	—	—	—	99.90%

Complexo Eólico Pindaí II (c)
Coqueirinho 2 Energia S.A.	—	—	—	99.98%
Papagaio Energia S.A.	—	—	—	99.96%

Complexo Eólico Pindaí III(c)
Tamanduá Mirim 2 Energia S.A.	—	—	—	83.01%
(a)In July 2021, Amazonas GT was merged into Eletronorte;
(b)Company classified as held for sale, see note 46; and
(c)In March 2021, the SPEs from Complexo Eólico Pindaí I, II and III were merged into Chesf.

The subsidiary CGT Eletrosul has a joint operation, resulting from a 49% interest in the Cruzeiro do Sul Consortium, which operates the HPP Governador Jayme Canet Junior, in Telêmaco Borba/Ortigueira (PR), in commercial operation since 2012, for the term of 30 years. CGT Eletrosul (and Eletrobras, in its consolidated statements) is entitled to proportional participation in the revenues and assumes a proportional share of the expenses of the joint operation.

b) Investments in associates

Associates are all entities over which the Company exerts significant influence, and which are not subsidiaries or jointly controlled companies.

c) Jointly controlled

A joint business is one in which two or more parties have joint control established by a contract and can be classified as a joint operation or a jointly controlled venture, depending on the rights and obligations of the parties.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash, bank deposits, and other short-term, high-liquidity investments with an original maturity date of three months.

The balances considered as cash equivalents are short-term investments, of immediate liquidity, readily convertible into a known amount of cash, subject to an insignificant risk of change in value and maintained to meet short-term cash commitments and the Company’s cash management.

RESTRICTED CASH

Restricted cash is made up of financial investments measured at fair value, being the funds raised by the respective funds that are used exclusively to comply with the Company’s regulatory provisions (measured at fair value), that are not available to the Company.

MARKETABLE SECURITIES

The Company’s bonds and securities are initially measured at fair value and, subsequently, measured at amortized cost or fair value through profit or loss because they are substantial investments in Brazilian federal public securities, in conformity with Resolution No. 3,284 of the Central Bank of Brazil.

DECOMMISSIONING FUND

The Company considers the decommissioning fund as a financial asset measured at fair value through profit or loss, in which financial gains and losses are recognized in the financial result line item, since this fund’s portfolio contains public bonds linked to the variation of the U.S. dollar. In addition, the financial income incurred over the year is subject to due taxation of income tax at source.

ACCOUNTS RECEIVABLE, NET

Accounts receivable from customers are accounted for on an accrual basis and are initially recognized at the value of the operation and subsequently measured at amortized cost less the allowance for the ECL.

The Company adopted the simplified approach for the calculation of ECL as mentioned in note 5.6.

The assessment of ECL is carried out based on two criteria, and measured by the higher of the two, as follow:

●	Individual analysis by client and length of the relationship:

Clients with more than two years of relationship: Aging list individualized by client; in other words, the history of billings versus receipts considering a window of two years as the percentage of default applied to this client’s total receivable accounts;

Clients with between one or two years of relationship: Aging list individualized by client; in other words, the history of billings versus receipts considering a scenario of relationship (between one and two years) as the percentage of default applied to this client’s total balance of receivable accounts; and

Clients with less than one year of relationship: Average aging list of the full portfolio of clients. History of billings for the whole portfolio versus full receipts considering a window of two years as the percentage of default applied to the client’s new balance.

●	Analysis by expired invoice:

For expired invoices within 90 to 119 days, provision is made of 50% of the invoice; for expired invoices within 120 to 179 days, an addition of 25% on the provision; and expired after more than 180 days, with an additional of 25% provision is made, adding up to a total 100% of the invoice and the provisioning of other invoices, independent from the expiring date. In relation to the renegotiated credits, the Company makes provision of 100% of the client’s balance in case of any renegotiated invoice expiring and the reversal of the balance occurs after compliance with three consecutive invoices.

Based on the evaluation of estimated loss of compliant clients, accounts receivable are normally settled in a period of up to 45 days, which is why the book values represent substantially the fair values on the accounting closing dates. As a result, this group of clients does not have a significant or relevant default index to justify the provisioning of individual risk.

The amounts are written off from the provision and recognized as a definitive loss when there is no longer an expectation of recovering funds.

Renegotiated credits are recalculated based on renegotiated cash flows, discounted at the original effective interest rate of the contracts or at revised interest rates. Differences between original credits and recalculated credits are recognized in profit or loss.

FINANCING AND LOANS	The Company initially recognized the financing and loans receivable at fair value, subsequently measured at amortized cost, with fixed or determinable payments and an average interest rate, weighted by the balance of the portfolio. The book value of these financial assets is reduced by an account reducing the expected credit loss for doubtful accounts. The constitution and reversal of the ECL is recorded in the group of Operating Provisions
DIVIDENDS RECEIVABLES

This group of accounts is used to account for credits related to dividends and interest on equity, arising from investments in accordance with note 19. Dividends are recognized in the financial statements when they are actually distributed or when their distribution is approved by the shareholders, whichever comes first.

INCOME TAX AND SOCIAL CONTRIBUTION

Income tax and social contribution expenses for the year comprise current and deferred taxes. Income taxes are recognized in the income statement, except to the extent that they are related to items recognized directly in equity or in comprehensive income. In this case, the tax is also recognized in equity or in comprehensive income.

The current and deferred income tax and social contribution charges are calculated based on the rates of 15%, plus a 10% Corporate Income Tax surcharge on taxable income for income tax and 9% on taxable income for social contribution on net income, considering the offsetting of tax losses and negative basis of social contribution, limited to 30% of taxable income for the year.

Deferred income tax and social contribution are recognized using the liability method on temporary differences arising from differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred income tax and social contribution are not accounted for if they result from the initial recognition of an asset or liability in an operation that is not a business combination, which, at the time of the transaction, does not affect the accounting result, nor taxable profit (tax loss).

Deferred income tax and social contribution assets are recognized only to the extent that it is probable that future taxable income will be available and against which temporary differences can be used, and temporary differences arising from investments in subsidiaries, except when the timing of the reversal of temporary differences is controlled by the Company, and if it is probable that the temporary difference will not be reversed in the foreseeable future.

Deferred income tax assets and liabilities are shown net in the balance sheet, when there is a legal right and the intention to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities in different entities or in different countries, in general, are presented separately, and not by net.

REIMBURSEMENT RIGHTS AND OBLIGATIONS

The reimbursement rights and obligations are measured at amortized cost, and the interest and monetary variations on the amounts recognized as reimbursement rights and obligations are recorded in the financial result. The expected loss for doubtful loans is recognized when the overdue credit is deemed difficult to receive, provided that all legal remedies that the Company can use have been exhausted.

NUCLEAR FUEL INVENTORY

The fuel materials in stock are classified at the current assets and long-term receivables according to the effective expiration date for their consumption. Aside from being registered at the average cost, does not exceed the net realizable market value. Composed of the uranium concentrate in stock, the corresponding services and the nuclear fuel elements were used in the thermonuclear plants Angra I and Angra II.

CONTRACTUAL TRANSMISSION ASSETS

According to the Concession Contracts, the Company is responsible for transporting the energy from the generation centers to the distribution points. To fulfill this responsibility, the transmission company has two distinct performance obligations: (i) to build; and (ii) to maintain and operate the transmission infrastructure.

By fulfilling these performance obligations, the energy transmission company keeps its transmission infrastructure available to users and in return receives RAP, for the duration of the contract. The RAP received in an accounting period remunerates the activity of operation and maintenance and amortizes investments made in this transmission infrastructure. When provided for in the concession contract, the transmission company has the right to receive indemnity for eventual non-depreciated/non-amortized investments at the end of the contract.

The right to receive considerations originated by the execution of construction, operation, and maintenance activities does not depend only on the time, but on the full availability of the transmission structure, as previously mentioned. In that way, the considerations from the Company’s transmission concessions are classified as contractual assets.

The main assumptions for measuring the transmission contractual assets are summarized below:

a)	RAP revenue forecasted;
b)	Depreciation rate considered in the concession contract;
c)	Provision of indemnity in case of a potential residual balance after the end of the contractual concession period;
d)	Construction costs projection;
e)	Operation and maintenance costs projection;
f)	Implicit discount rate obtained after the projection of the flow of construction, operation, and maintenance, the pricing of margins and the projection of the flow of receivables (RAPs + Indemnity) at the moment of the contractual execution;
g)	Margin identification. The margins identified reflect the strategy defined by the Company for each concession, and vary according to various business factors; and
h)	Variable Portion – PV, utilized as a risk criterion on the formation of margins considered on the pricing for construction, operation, and maintenance activities.

FINANCIAL ASSETS AND LIABILITIES

The Company recognizes a financial asset when it receives in cash or other financial assets, from the granting authority, in exchange for the construction or improvement, operation, and maintenance of public sector asset for a specified period of time.

The assets originating from the concession contracts of RBSE’s transmission segment are measured at fair value through the result of the agreement following the provisions of IFRS 9.

Within the concession contracts, the generation contracts, the commercialization of Itaipu’s electric energy, and RSBE’s transmission contracts remunerated by the RAP are classified as indemnifiable financial assets. The other transmission contracts are classified as contractual assets.

Generation Concessions and Authorizations

a)

Hydraulic and thermal generation - As of January 1, 2013, the concessions directly affected by Law 12.783 / 2013, until then outside the scope of International Financial Reporting Interpretations Committee (IFRIC) – 12 Service Concession Arrangements, become part of the scope of such regulations, considering the change in the price regime, becoming a regulated tariff for these concessions;

b)

Nuclear generation – This has a specific charging system, as it is an authorization and not a concession. Also, it is not within the scope of IFRIC 12 because it is it’s the Company’s own assets with no forecast of reversion to the period of operation. At the end of the operating period, the assets must be decommissioned.

Itaipu Binacional

Itaipu Binacional is governed by a 1973 Binational Treaty in which the tariff conditions were established, the basis for the formation of the tariff being determined exclusively to cover the expenses and debt service of this Company.

The tariff base and commercialization terms will be in effect until 2023, which corresponds to a significant part of the plant’s useful life, when the tariff base and the commercialization terms will then have to be reviewed by the contract parties, which are the Brazilian and Paraguayan States. The Itaipu tariff is a “per service cost” tariff and was established in a preponderant manner to allow payment of the debt service, which has a final maturity in 2023, and to maintain its operating and maintenance expenses. According to the Treaty, the Company is responsible for acting as agent in the commercialization of the energy produced by Itaipu and destined for the Brazilian market.

INVESTMENTS

The Company evaluates its investments through the cost method when it does not have significant influence, and through the equity method when it has the power to influence the decisions of its investees.

In the cost method, initially, the recognition is made through the cost, evaluated by its fair value and in cases of receipt of dividends, it is then recorded directly on the revenue sheet. In the equity method, initially the recognition is made by cost, updated yearly according to the investee’s owner equity proportionally to Eletrobras’ percentage, and in the case of the receipt of dividends, it is credited on the asset on the investment account.

The consolidated financial statements cover information from Eletrobras and its subsidiaries, jointly controlled operations and consolidated structured entities.

The subsidiaries and controlled companies are consolidated from the date on which control is obtained until the date on which this control ceases to exist, using accounting practices consistent with those adopted by the Company. The transactions and balances between group companies, including unrealized profit from these transactions, are eliminated in the consolidation process.

Control is obtained when Eletrobras holds:

i.	Power over the investee;
ii.	Exposure to or rights over variable returns resulting from its involvement with the investee; and
iii.	The capacity to utilize its power over the investee to affect the value of its returns.

FIXED ASSETS, NET

Property, plant and equipment is measured at historical cost less accumulated depreciation. The historical cost includes the expenses directly attributed to the acquisition of the assets, and also includes, in the case of qualifying assets, the costs of capitalized loans in accordance with the Company’s accounting policy. Such fixed assets are classified in the appropriate categories of fixed assets when completed and ready for the intended use.

Property, plant and equipment items refer substantially to the infrastructure for generating electricity from non-extended concessions and corporate assets.

The depreciation of these assets begins when they are ready for use and in operation.  Depreciation is recognized, measured based on the estimated useful life of each asset using the straight-line method, so that the cost less its residual value after its useful life is fully written off. The Company considers that the estimated useful life of each asset is similar to the depreciation rates determined by the ANEEL, which are considered by the market to be acceptable for adequately expressing the useful life of the assets.

Right-of-use assets are depreciated over their expected useful lives in the same way as own assets or for a shorter period, if applicable, according to the terms of the lease agreement in question.

INTANGIBLE ASSETS, NET

Intangible assets with defined useful lives acquired separately are recorded at cost, less amortization and accumulated impairment losses. Amortization is recognized using the straight-line method based on the estimated useful lives of the assets. The estimated useful life and the amortization method are reviewed at the end of each year and the effect of any changes in estimates is accounted for prospectively. Intangible assets with indefinite useful lives acquired separately are recorded at cost, less accumulated impairment losses.

The costs related to the renegotiation of hydrological risk (GSF) were recognized based on IAS 38 - (paragraph 44) and under the perspective of the purchase of intangible assets by government concession (government grant), together with IAS 20 – Government Grants (paragraph 23), as such an agreement can be considered, by analogy, to be a government grant award, represented by an intangible asset received as part of the hydrological risk renegotiation agreement. Additionally, the intangible asset was recognized at fair value considering the best estimate, based on parameters determined by ANEEL regulations and the compensation amounts calculated by CCEE. Amortization is recognized using the straight-line method until the end of the concession period, adjusted to the extent from the renegotiation of hydrological risk.

IMPAIRMENT OF LONG-LIVED ASSETS

The Company periodically assesses whether there is any indication that its non-financial assets Cash-Generating Units (CGUs) have suffered any loss due to impairment. If there is such an indication, the recoverable amount of the asset is estimated for the purpose of measuring the amount of that loss.

In assessing the value in use, estimated future cash flows are discounted to present value at a rate that reflects a current assessment of the market and/or opportunity cost of the Company, the currency value over time and the specific risks of the asset for which the estimate of future cash flows was made.

SUPPLIERS

The supplier item is measured at amortized cost, and the liabilities written by settlement of the security and monetary variations are recognized in the financial result. The Company recognizes as suppliers the obligations related to charges for use of the electricity network, supply of electricity, purchases of electricity for resale and purchases of goods and services. In addition, purchases of electricity within the CCEE are also recognized.

LOANS, FINANCING AND DEBENTURES

Loans, financing and debentures are initially recognized at fair value minus transaction costs directly attributable, and subsequently measured at amortized cost, using the effective interest method. When the contractual terms are modified and such modification is not substantial, the accounting balances will reflect the present value of the cash flows under the new terms, using the original effective interest rate. The difference between the book balance of the remeasured instrument at the time of a non-substantial change in its terms and its book balance immediately preceding such change is recognized as a gain or loss in the income for the year. When such a change is substantial, the original financing is extinguished and a new financial liability is recognized, with an impact on the results of the financial year.

A financial guarantee contract consists of contracts that require  the issuer to make specified payments in order to reimburse the holder for loss incurred since the specified debtor fails to make payment on the due date, in accordance with the initial or altered conditions of  the debt instrument. These estimates are defined based on the experience and judgment of Eletrobras’s Management. The fees received are recognized based on the straight-line method over the life of the guarantee. In order to deal with a possible execution of a guarantee, Eletrobras provisions 1% of the guaranteed debt balance for controlled and non-controlled investees. Any increase in obligations in relation to guarantees is shown, when incurred, in operating expenses (Note 40.1).

LEASE

The Company recognizes lease liabilities measured at the present value of lease payments without reflecting the projected future inflation. Payments are discounted at the Company’s incremental rate on loans, as interest rates implicit in lease agreements with third parties cannot normally be readily determined.

Remeasurements reflect changes arising from contractual rates or indexes, as well as in lease terms due to new expectations of lease extensions or terminations (with corresponding adjustment in the related right-of-use). Remeasurements are recognized in the lease liability as an adjustment to the right-of-use asset.

Interest and other financial expenses are recognized in the financial statement during the lease period, in order to produce a constant periodic rate of interest on the remaining balance of the liability for each period, while payments reduce their carrying amount. The right-of-use acquired through a finance lease is classified as Non-Current Assets and is depreciated over the lease term.

COMPULSORY LOAN

Eletrobras records the obligation remunerated at the rate of 6% per year until the date of conversion into shares, plus monetary restatement based on the Special Extended Consumer Price Index IPCA-E, in accordance with Decree-Law No. 1.512 /1976. In the case of the provision for the implementation of shares, the amount is adjusted by the share price.

REGULATORY FEES

The Company recognizes its sectorial charges are recognized as obligations to be collected, derived from the charges established by law, and are recorded under current and non-current liabilities on an accrual basis.

Thus, in this item are recorded the resources destined for the payment/application in P&D and PEE collected from the electricity supply tariff, the obligations related to the Inspection Fee of Electric Energy Services (TFSEE)and financial compensation for the use of water resources (CFURH), besides, the obligations related to the RGR Quota, CDE, and PROINFA.

SHAREHOLDER COMPENSATION

Eletrobras has a Dividend Distribution Policy which, in line with the Bylaws, ensures its shareholders the right, in each year, to dividends and/or interest on equity not less than 25% of the adjusted net income, pursuant to the Brazilian Corporate Law, while subsequent amendments do not authorize the capital reserve to be used to pay dividends.

The amount of the dividends that represents the minimum mandatory dividend established by law  is recognized in liabilities and the amount of dividends above the minimum mandatory dividend is recognized in shareholders’ equity, in the “proposed additional dividends” account, until approved by the General Meeting.

Class A and Class B preferred shares have priority in the receipt of the dividends distributed in each fiscal year, which are levied at the rate of 8% and 6%, respectively, per year on the capital belonging to this type and class of shares, to be apportioned equally among them.

Preferred shares will participate, under equal conditions, with common shares in the distribution of dividends distributed in each fiscal year, after ordinary shares are assured a dividend equal to the lowest of those attributed to preferred classes. Preferred shares are guaranteed the right to receive dividends distributed in the fiscal year, for each share, at least 10% greater than that attributed to each common share in the respective year.

PROVISION FOR ONEROUS CONTRACTS

Present obligations resulting from onerous contracts are recognized and measured as provisions. An onerous contract exists when the unavoidable costs of meeting its obligations exceed the economic benefits that are expected to be received over time.

POST-EMPLOYMENT BENEFITS

Retirement obligations

Eletrobras and its subsidiaries sponsor pension plans, which are generally financed by payments to these pension funds, determined by periodic actuarial calculations. The Company has defined benefit plans, as well as defined and variable contributions. In defined contribution plans, the Company makes fixed contributions to a separate entity. In addition, it has no legal or constructive obligations to make contributions, if the fund does not have sufficient assets to pay, to all employees, the benefits related to services provided in current and previous years linked to this type of plan. A defined benefit plan is different from a defined contribution plan, since, in such defined benefit plans, a retirement benefit amount is established for an employee to receive upon retirement, usually dependent on one or more factors, such as age , time of service and remuneration. In this type of plan, the Company has the obligation to honor the commitment assumed, in case the fund does not have enough assets to pay, to all employees, the benefits related to the services provided in the current and previous years linked to this type of plan.

The liability recognized in the Balance Sheet, in relation to the defined benefit plans, is the present value of the defined benefit obligation at the balance sheet date, less the fair value of the plan assets. The defined benefit obligation is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The interest rates used in this discount are consistent with market securities, which are denominated in the currency in which the benefits will be paid, and which have maturity terms close to those of the respective pension plan obligation.

Actuarial gains and losses are substantially the result of adjustments, changes in actuarial assumptions and income from plan assets, and are debited or credited to Other Comprehensive Income.

Past service costs are immediately recognized in the income statement when a plan change occurs.

With respect to defined contribution plans, the Company pays contributions on a mandatory, contractual or voluntary basis. The Company has no additional payment obligations after the contribution is made. Contributions are recognized as an employee benefit expense, when due. Contributions made in advance are recognized as assets to the extent that a cash refund or a reduction in future payments is available.

Other post-employment obligations

Some of the Company’s companies offer post-retirement health care benefits to their employees, in addition to life insurance for active and inactive employees. The right to these benefits is generally subject to the employee remaining in the job until retirement age and the completion of a minimum period of service, or their disability as an active employee.

The expected costs of these benefits are accumulated during the period of employment, using the same accounting methodology that is used for defined benefit pension plans. Actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, are debited or credited to Other Comprehensive Income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.

Termination Benefits

Termination benefits are payable when the employment relationship is terminated by the Company before the normal retirement date, or whenever an employee accepts voluntary dismissal in exchange for these benefits. Eletrobras and its subsidiaries recognize the termination benefits on the first of the following dates: (i) when are no longer able to withdraw the offer of these benefits; and (ii) when the entity recognizes restructuring costs that are within the scope of IAS 37 and involve the payment of termination benefits. In the case of an offer made to encourage voluntary dismissal, termination benefits are measured based on the number of employees who are expected to accept the offer. Benefits that expire after 12 months from the balance sheet date are discounted to present value.

PROVISIONS AND CONTINGENT LIABILITIES

Provisions are recognized for present obligations arising from past events, the settlement of which is probable, and the amounts can be reliably estimated. The amount recognized as a provision is the best estimate of the consideration required to settle the obligation at the end of each reporting period, considering the risks and uncertainties related to the obligation. When the provision is measured based on the cash flows estimated to settle the obligation, its carrying amount corresponds to the present value of these cash flows (where the effect of the time value of money is relevant).

The provisions for judicial contingencies are recognized for present obligations (legal or non-formalized) resulting from past events, where the amounts can be reliably estimated, and settlement is probable. In this case, such contingency would cause a probable outflow of resources for the settlement of the obligations and the amounts involved would be measurable with sufficient certainty, taking into account the opinion of the legal advisors, the nature of the lawsuits, similarity with previous cases, complexity and the position of courts (case law).

OBLIGATION TO DEMOBILIZE ASSETS

The Company recognizes this liability based on the amount estimated for its realization, updated over the economic useful life of the plants, considering technological advances. The objective is to allocate to the respective period of competence of the operation, the costs to be incurred with the technical-operational deactivation of the plants, at the end of their useful life, estimated at 40years. Therefore, the Company recognizes the amounts of the approved estimates in Fixed Assets, as a contra account to Non-Current Liabilities.

The Company annually reviews the amounts of the provision for decommissioning liabilities and the present value of the expenses and classified in non-current liabilities.

ESTIMATED OBLIGATIONS	Benefit payments such as salary or vacation, as well as the respective labor charges incident on these benefits are recognized monthly in the result, respecting the accrual basis.
LONG-TERM OPERATING COMMITMENTS

The Company recognizes the commitments for the acquisition of property, plant and equipment and the commitments related to its joint ventures separately from the value of other commitments, in accordance with the requirements of accounting standards IAS 16 – Property, plant and equipment and IFRS 12 - Disclosure of Interests in other Entities. In addition, energy purchase and sale commitments, socio-environmental commitments, and purchases from fuel suppliers are also recognized.

EQUITY

Represents the common shares and the paid-in preferred shares and is classified in shareholders’ equity.

Other comprehensive income

Other comprehensive income comprises income and expense items that are not recognized in the income statement. The components of other comprehensive income include:

a) Actuarial gains and losses on pension plans with defined benefit;

b) Gains and losses arising from the translation of financial statements of foreign operations;

c) Equity valuation adjustment related to gains and losses on the remeasurement of financial assets designated at fair value through other comprehensive income;

d) Equity valuation adjustment related to the effective portion of gains or losses of hedge instruments in cash flow hedge ; and

e) The impact of deferred income tax and social contribution on items recorded in other comprehensive income.

Government grants

Government grants are not recognized until there is reasonable assurance that the Company will meet the related conditions and that the grants will be received. Government grants are systematically recognized in the income statement during the years in which the Company recognizes as expenses the corresponding costs that the grants intend to offset. Government grants receivable as compensation for expenses already incurred, for the purpose of providing immediate financial support to the Company, without corresponding future costs, are recognized in the income for the year in which they are received and allocated to the earnings reserve and are not intended for the distribution of dividends.

EARNINGS PER SHARE

To obtain the basic result per share, Eletrobras divides the profit or loss attributable to the holders of common shares of Eletrobras by the weighted average number of common shares held by shareholders (excluding those held in treasury) during the period. In the case of a consolidated balance sheet, the profit or loss attributable to the Company refers to the portion of the Parent Company. Thus, non-controlling interests are excluded.

In order to obtain the diluted result per share, Eletrobras assumed the exercise of options, subscription bonuses and other potential dilutive effects. Its only dilutive effect is the conversion of the compulsory loan. Assumed amounts arising from these instruments are deemed to be received from the issue of shares at the average market price of the shares during the period.

According to the dividend policy, preferred shares have an assured right (per share) of superiority of at least 10% in the distribution of Dividends and/or Interest on Equity in respect of common shares.

NET OPERATING REVENUE

Operating revenues are recognized in accordance with the guidelines of IFRS 15.

Revenue from PROINFA

In the relationship established between Eletrobras and PROINFA’s agents/suppliers, the Company concludes that the suppliers have control of the energy they generate or have the capacity to generate and transfer directly to consumers the control of the energy, without significant interference from Eletrobras. Therefore, in this case, Eletrobras is unable to determine or interrupt the power supply, except if the supplier does not meet the accreditation conditions established by the regulation that created PROINFA. Accordingly, based on the requirements contained in IFRS 15, the Company concluded that it acts as an agent, as it does not obtain control of the goods or services that are subsequently sold to the consumer.

Sale of energy and services

Generation

Revenue from contracts with customers is recognized when the performance obligation is satisfied, at an amount that reflects the consideration to which the Company expects to be entitled in exchange for the goods or services transferred, which must be allocated to that performance obligation. The revenue is recognized only when it is probable that the Company will collect the consideration to which it is entitled in exchange for the goods or services transferred to the customer, considering the customer’s ability and intention to pay that amount of consideration when it is due. Revenues from the sale of energy are measured based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from supply of energy to final customers are recorded when the delivery has taken place. Revenue is recorded on a monthly basis.

For generation concessions extended under Law No. 12,783/2013, there was a change in the price regime to tariff, with periodic tariff revision in the same way already applied to the transmission activity until then. The tariff is calculated based on operating and maintenance costs, plus the additional revenue rate of 10%, and the revenue is accounted to cover for operating and maintenance expenses based on the cost incurred. Revenue is recorded on a monthly basis.

Transmission

According to the concession agreement, an energy transmitter is responsible for transporting electricity to the distribution points. To fulfill this responsibility, the electric power transmission company has two performance obligations:

a)	build; and
b)	maintain and operate the infrastructure.

As performance obligations are fulfilled, the Company records revenues according to the nature of the completed obligation. The Company understand that the obligation to build the transmission project is satisfied during the construction phase, with this, the construction revenues are recorded using an input method based on the construction costs incurred compared to the total costs expected to be incurred for the construction.

FINANCIAL RESULT

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing on the date of the transactions. Foreign exchange gains and losses resulting from translation at the exchange rate at the end of the period are recognized in profit or loss as financial income or expense.

Interest on lease liabilities, the effects of charges on debt securities on loans, financing and debentures, and gains and losses related to financial investments are also recorded. Further information on the accounting practices of the transactions mentioned can be seen in the respective explanatory notes.

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Recognition and measurement:

Financial assets and liabilities are recognized when Eletrobras, or one of its subsidiaries, is a party to the contractual provisions of the instrument.

Financial assets and liabilities are initially recognized at fair value and subsequently measured at amortized cost or at fair value, following the rules of IFRS 9.

Transaction costs directly attributable to the acquisition or issuance of financial assets and liabilities (except for financial assets and liabilities recognized at fair value in profit or loss) are added to or deducted from the fair value of financial assets or liabilities, if applicable, after initial recognition. Transaction costs directly attributable to the acquisition of financial assets and liabilities at fair value through profit or loss are immediately recognized in the income statement.

●	Financial assets

All regular purchases or sales of financial assets are recognized and written off on the trade date. Regular purchases or sales correspond to purchases or sales of financial assets that require the delivery of assets within the deadline established through standard or market practice.

All financial assets recognized are initially recognized at fair value and subsequently measured in their entirety at amortized cost or fair value, depending on the classification of financial assets.

a) A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at Fair Value at Income (VJR):

●	It is maintained within a business model whose purpose is to maintain financial assets to receive contractual cash flows; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of principal and interest on the outstanding principal amount.

b) A debt instrument is measured at Fair Value at Other Comprehensive Income (VJORA) if it meets both of the following conditions and is not designated as measured at VJR:

●	It is maintained within a business model whose objective is achieved both by receiving contractual cash flows and by selling financial assets; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of principal and interest on the outstanding principal amount.

Upon initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably choose to present subsequent changes in the fair value of the investment in Other Comprehensive Income (ORA). This choice is made investment by investment.

c) Financial assets not classified as measured at amortized cost or VJORA, as described above, are classified as measured at fair value through profit or loss. Upon initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or VJORA as well as VJR if this eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Evaluation of the business model:

The Company performs an assessment of the objective of the business model in which a financial asset is held in portfolio because it better reflects the manner in which the business is managed, and the information is provided to Management.

Evaluation of contractual cash flows:

For purposes of assessing whether the contractual cash flows are only payment of principal and interest, principal is defined as the fair value of the financial asset at initial recognition. Interest is defined as a consideration for the value of money over time and the credit risk associated with the principal amount outstanding over a given period of time and for the other basic risks and costs of borrowing.

The Company considers the contractual terms of the instrument to assess whether the contractual cash flows are composed only of payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that may change the timing or value of the contractual cash flows so that it would not meet this condition.

●	Financial liabilities

Financial liabilities, which include loans and financing, suppliers and other accounts payable, are initially measured at fair value and subsequently at amortized cost using the effective interest method. Interest expenses, foreign exchange gains and losses are recognized in the income statement.

The effective interest method is used to calculate the amortized cost of a financial liability and allocate its interest expense for the respective period. The effective interest rate is the rate that exactly discounts estimated future cash flows (including fees and premiums paid or received that form an integral part of the effective interest rate, transaction costs, and other premiums or discounts) over the estimated life of the financial liability or, where appropriate, for a shorter period, for the initial recognition of the net carrying amount.

The Company writes off financial liabilities only when the Company’s obligations are extinguished and canceled or when they expire.

Financial guarantee contracts:

A financial guarantee contract is a contract that requires the issuer to make specified payments in order to reimburse the holder for loss incurred due to the fact that the specified debtor fails to make the payment on the scheduled date, in accordance with the initial or changed conditions of the debt instrument.

These estimates are based on the experience and judgment of Eletrobras’ Management. The fees received are recognized on a straight-line basis over the life of the guarantee (Note 25.2). Any increase in obligations in relation to guarantees is presented, when it occurs, in operating expenses (Note 40).

Derivative financial instruments:

The Company has derivative financial instruments to manage its exposure to interest rate and exchange rate risks, including interest rate swap contracts.

Derivatives are initially recognized at fair value, at the date of contracting, and are subsequently remeasured at fair value at the end of the year. Any gains or losses are recognized in income immediately, unless the derivative is designated and effective as a hedge instrument; in this case, the moment of recognition in result depends on the nature of the hedge relationship.

Hedge accounting:

The Company has a hedge accounting policy and the derivative financial instruments designated in hedge operations are initially recognized at fair value on the date on which the derivative contract is contracted and are subsequently revalued also at fair value. Derivatives are presented as financial assets when the fair value of the instrument is positive, and as financial liabilities when the fair value is negative.

OPERATING SEGMENT INFORMATION

Operating segments of the Company are defined as components:

a)that carry out activities from which they can earn income and incur expenses;

b) whose operating results are regularly reviewed by Management to make decisions about the resources to be allocated to the segments and evaluate their performance; and

c) for which financial information is available.

When calculation of segmented results, transactions with third parties, including jointly controlled and associated companies, and transfers between segments are considered. Transactions between operating segments are determined by prices and conditions defined between the parties, which take into account the terms applied to transactions with unrelated parties, and these transactions are eliminated, outside the operating segments, for the purpose of reconciling the segmented information with the consolidated financial statements of the Company.

RELATED PARTY TRANSACTIONS

The total remuneration of the Company’s officers and employees is based on the guidelines established by the Secretariat for Coordination and Governance of State-Owned Companies (SEST), of the Ministry of Economy, and by the Ministry of Mines and Energy, in which the highest remuneration, the lowest remuneration and the average remuneration of each of these categories are disclosed.

ASSETS HELD FOR SALE

Non-current assets and groups of assets are classified as held for sale if their carrying amount is recovered primarily through a sale transaction and not through continuous use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current condition, subject only to usual terms for sale of that asset (or group of assets), and its sale is considered highly probable. Management must be committed to the sale, which is expected to be completed within one year from the date of classification.

Non-current assets (or the group of assets) classified as intended for sale are measured at the lower of the book value previously recorded and the expected disposal value.